Shareholders' capital	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders' capital	Shareholders’ capital
(a)Common shares
The number of common shares outstanding is as follows:

	Six months ended
	June 30
	2025	2024
Common shares, beginning of period	767,343,863	689,271,039
Settlement of purchase contracts	—	76,909,700
Exercise of share-based awards	608,405	749,522
Common shares, end of period	767,952,268	766,930,261
(b)Dividends
All dividends of the Company are made on a discretionary basis as determined by the board of directors of the Company. The Company declares and pays the dividends on its common shares in U.S. dollars.
Dividends declared were as follows:

	Three months ended June 30
	2025				2024
(in millions except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$50.4		$0.0650		$83.7		$0.1085
Series A Shares	C$	2.0	C$	0.4110	C$	2.0	C$	0.4110
Series D Shares	C$	1.7	C$	0.4283	C$	1.7	C$	0.4283

	Six months ended June 30
	2025				2024
(in millions except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$100.9		$0.1300		$159.2		$0.2170
Series A preferred shares	C$	3.9	C$	0.8220	C$	3.9	C$	0.8220
Series D preferred shares	C$	3.4	C$	0.8566	C$	3.0	C$	0.7465